Segment Information (Additional Information) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segments	3	3
Number of offices	35
Core Banking [Member]
Segment Reporting Information [Line Items]
Number of offices		34